UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 W. Michigan Street

Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT

November 30, 2011

www.JubakFund.com

Jubak Global Equity Fund

a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Supplemental Information	18

This report and the financial statements contained herein are provided for the general information of the shareholders of the Jubak Global Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Jubak Global Equity Fund
FUND EXPENSES
November 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/11 to 11/30/11.

Actual Expenses

The information in the table under the headings “Actual Performance” provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	6/1/11	11/30/11	6/1/11 – 11/30/11

Actual Performance	$1,000.00	$860.30	$7.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.65	$8.42

* Expenses are equal to the Fund’s annualized expense ratio of 1.67% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the semi-annual period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

1

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks – 90.0%
	Argentina – 1.3%
19,000	Arcos Dorados Holdings, Inc. - Cl. A	$416,480

	Australia – 7.3%
27,065	Aston Resources Ltd.*	240,267
42,045	Bradken Ltd.	328,117
353,510	Lynas Corp. Ltd.*	476,543
9,016	Newcrest Mining Ltd.	328,915
26,583	Westpac Banking Corp.	580,759
67,918	Whitehaven Coal Ltd.	384,788
		2,339,389
	Brazil – 7.8%
13,280	CCR S.A	84,820
39,300	Gerdau S.A. - ADR	301,824
56,500	Gol Linhas Aereas Inteligentes S.A. - ADR	428,270
25,100	Itau Unibanco Holding S.A. - ADR	446,780
7,180	Lojas Renner S.A	215,199
46,490	Marfrig Alimentos S.A	211,324
31,250	Minerva S.A	82,948
13,200	Natura Cosmeticos S.A	264,971
3,000	Petroleo Brasileiro S.A. - ADR	80,970
15,950	Sul America S.A	116,427
15,000	TAM S.A. - ADR	288,900
		2,522,433
	Canada – 4.4%
1,000	Agrium, Inc.	69,990
2,703	Bank of Nova Scotia	136,614
11,600	Goldcorp, Inc.	622,804
19,723	Pacific Rubiales Energy Corp.	421,745
13,000	Talisman Energy, Inc.	176,800
		1,427,953
	Chile – 1.9%
228,585	AquaChile S.A.*	177,079
18,000	Lan Airlines S.A. - ADR	422,460
		599,539
	China – 6.6%
4,900	Baidu, Inc. - ADR*	641,851
13,800	Home Inns & Hotels Management, Inc. - ADR*	428,628
35,800	Ping An Insurance Group Co. - Cl. H	248,686
22,400	Tencent Holdings Ltd.	437,809

2

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	China (Continued)
70,000	Tingyi Cayman Islands Holding Corp.	$226,805
36,000	Yingli Green Energy Holding Co., Ltd. - ADR*	155,520
		2,139,299
	Colombia – 0.9%
20,455	Grupo Odinsa S.A	91,164
9,229	Petrominerales Ltd.	183,684
		274,848
	Denmark – 2.2%
2,420	Novo Nordisk A/S - Cl. B	274,719
13,350	Novozymes A/S	428,163
		702,882
	Finland – 1.0%
57,000	Nokia Corp. - ADR	330,030

	France – 2.6%
3,910	L'Oreal S.A	423,201
1,835	LVMH Moet Hennessy Louis Vuitton S.A	288,926
2,060	Schneider Electric S.A	117,140
		829,267
	Germany – 0.2%
4,000	Aixtron S.E. N.A. - ADR	52,320

	Hong Kong – 1.7%
35,800	China Resources Enterprise Ltd.	124,796
27,900	Dairy Farm International Holdings Ltd.	237,708
11,300	Hong Kong Exchanges and Clearing Ltd.	186,573
		549,077
	India – 0.3%
2,945	HDFC Bank Ltd. - ADR	81,459

	Indonesia – 0.5%
682,000	Adaro Energy Tbk PT	149,150

	Ireland – 1.7%
16,075	Shire PLC	540,569

	Italy – 0.1%
485	Tod's S.p.A	45,172

3

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Japan – 3.8%
2,200	Bridgestone Corp.	$50,978
4,400	Gree, Inc.	147,721
200	Rakuten, Inc.	214,583
7,400	Sanrio Co., Ltd.	384,929
58,800	Toray Industries, Inc.	440,819
		1,239,030
	Macau – 0.9%
106,800	Sands China Ltd.*	299,006

	Netherlands – 0.1%
1,000	ASML Holding N.V	39,530

	Norway – 1.1%
6,920	Cermaq ASA*	80,143
27,960	Morpol ASA*	48,409
7,700	Statoil ASA	199,121
350	Yara International ASA	14,247
		341,920
	Poland – 0.1%
395	Powszechny Zaklad Ubezpieczen S.A	37,827

	Singapore – 2.3%
384,000	Breadtalk Group Ltd.	167,694
100,000	Goodpack Ltd.	119,767
43,507	Keppel Corp. Ltd.	323,184
42,000	Keppel Land Ltd.	81,372
10,000	Singapore Exchange Ltd.	49,128
		741,145
	Spain – 2.7%
52,393	Banco Bilbao Vizcaya Argentaria S.A. - ADR	441,673
57,440	Banco Santander S.A. - ADR	429,651
		871,324
	Sweden – 0.9%
11,330	Svenska Handelsbanken A.B. A Shares	299,133

	Switzerland – 1.5%
8,800	Nestle S.A. - ADR	493,944

	Turkey – 1.6%
30,110	Akfen Holding A.S.*	132,640

4

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Turkey (Continued)
32,220	Anadolu Efes Biracilik Ve Malt Sanayii A.S	$391,984
		524,624
	United Kingdom – 2.3%
2,530	BG Group PLC	54,265
7,355	De La Rue PLC	104,776
22,059	Kingfisher PLC	88,459
7,905	Renishaw PLC	114,498
15,167	Standard Chartered PLC	330,196
2,260	Tullow Oil PLC	49,408
		741,602
	United States – 32.2%
1,000	Abbott Laboratories	54,550
1,300	Apple, Inc.*	496,860
20,000	BNK Petroleum, Inc.*	30,394
1,000	Boeing Co.	68,690
13,500	Brigham Exploration Co.*	491,805
6,500	Broadcom Corp. - Cl. A*	197,242
8,000	Coach, Inc.	500,720
4,000	Cummins, Inc.	385,320
4,500	CVS Caremark Corp.	174,780
2,000	Deckers Outdoor Corp.*	217,890
1,000	Deere & Co.	79,250
10,000	EI du Pont de Nemours & Co.	477,200
2,000	Eli Lilly & Co.	75,700
10,000	EMC Corp.*	230,100
3,500	F5 Networks, Inc.*	395,605
11,500	Freeport-McMoRan Copper & Gold, Inc.	455,400
9,500	General Motors Co.*	202,255
18,300	Johnson Controls, Inc.	576,084
7,700	Joy Global, Inc.	702,856
12,000	Juniper Networks, Inc.*	272,520
3,000	Lindsay Corp.	169,470
1,500	Mead Johnson Nutrition Co.	113,040
15,000	Mitek Systems, Inc.*	109,950
4,000	National Oilwell Varco, Inc.	286,800
24,000	NVIDIA Corp.*	375,120
10,000	Oasis Petroleum, Inc.*	304,700
6,000	Pioneer Natural Resources Co.	567,240
5,500	Polypore International, Inc.*	269,775
3,700	Precision Castparts Corp.	609,575
7,215	Schlumberger Ltd.	543,506

5

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	United States (Continued)
8,000	St. Joe Co.*	$115,040
15,000	Titan International, Inc.	323,100
16,000	U.S. Bancorp	414,720
2,000	Western Gas Partners LP	75,360
		10,362,617
	Total Common Stocks
	(Cost $31,180,143)	28,991,569

	Short-Term Investments – 9.8%
3,154,799	Fidelity Institutional Government Portfolio, 0.01%[1]	3,154,799
	Total Short-Term Investments
	(Cost $3,154,799)	3,154,799

	Total Investments – 99.8%
	(Cost $34,334,942)	32,146,368
	Other Assets in Excess of Liabilities – 0.2%	53,692
	Total Net Assets –100.0%	$32,200,060

ADR – American Depositary Receipt

LP – Limited Partnership

PLC – Public Limited Company

* Non-income producing security.

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Financial Statements.

6

Jubak Global Equity Fund

SUMMARY OF INVESTMENTS

As of November 30, 2011 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	15.7%
Energy	12.4%
Information Technology	12.4%
Financials	12.4%
Consumer Discretionary	12.2%
Materials	12.0%
Consumer Staples	10.0%
Health Care	2.9%
Total Common Stocks	90.0%
Short-Term Investments	9.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

7

Jubak Global Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2011 (Unaudited)

Assets:
Investments in securities, at value (cost $34,334,942)	$32,146,368
Foreign cash, at value (cost $110)	110
Receivables:
Investment securities sold	64,047
Fund shares sold	25,873
Dividends and interest	63,900
Redemption fee	72
Prepaid expenses	23,090
Total assets	32,323,460

Liabilities:
Payables:
Investment securities purchased	59,674
Fund shares redeemed	16,434
Due to Advisor	12,600
Distribution fees - (Note 6)	6,554
Custody fees	6,085
Fund accounting fees	5,569
Administration fees	3,610
Chief compliance officer fees	422
Accrued other expenses	12,452
Total liabilities	123,400

NET ASSETS	$32,200,060

Number of shares issued and outstanding (par value of $0.01 per share with unlimited number of shares authorized)	3,396,326
Net asset value per share	$9.48

Components of Net Assets:
Capital	$36,093,284
Accumulated net investment loss	(51,046)
Accumulated net realized loss on investments and foreign currency transactions	(1,652,612)
Net unrealized depreciation on investments and foreign currency translations	(2,189,566)
Net Assets	$32,200,060

See accompanying Notes to Financial Statements.

8

Jubak Global Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $18,007)	$233,338
Interest	160
Total investment income	233,498

Expenses:
Advisory fee	199,302
Distribution fees - (Note 6)	41,521
Transfer agent fees	32,739
Fund accounting fees	31,602
Custody fees	20,776
Administration fees	18,614
Registration fees	11,782
Shareholder reporting fees	10,949
Audit fees	7,521
Legal fees	5,267
Chief compliance officer fees	3,513
Trustees fees and expenses	3,009
Offering costs	2,891
Miscellaneous expenses	1,047
Insurance fees	501
Total expenses	391,034
Less: Advisory fees waived	(113,988)
Net expenses	277,046
Net investment loss	(43,548)

Realized and Unrealized Loss from Investments and Foreign Currency:
Net realized loss from:
Investments	(1,560,057)
Foreign currency transactions	(59,105)
Total net realized loss	(1,619,162)
Net change in unrealized appreciation/depreciation on:
Investments	(3,460,222)
Foreign currency translations	(748)
Total net change in unrealized appreciation/depreciation	(3,460,970)
Net realized and unrealized loss on investments and foreign currency	(5,080,132)

Net Decrease in Net Assets from Operations	$(5,123,680)

See accompanying Notes to Financial Statements.

9

Jubak Global Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	For the Period
	November 30, 2011	June 30, 2010*
	(Unaudited)	to May 31, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment gain (loss)	$(43,548)	$15,568
Net realized loss on investments and foreign currency transactions	(1,619,162)	(73,118)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,460,970)	1,271,404
Net increase (decrease) in net assets resulting from operations	(5,123,680)	1,213,854

Capital Transactions:
Net proceeds from shares sold	6,585,186	40,937,345
Cost of shares redeemed[1]	(8,260,091)	(3,152,554)
Net increase (decrease) from capital transactions	(1,674,905)	37,784,791

Total increase (decrease) in net assets	(6,798,585)	38,998,645

Net Assets:
Beginning of period	38,998,645	-
End of period	$32,200,060	$38,998,645

Accumulated net investment loss	$(51,046)	$(7,498)

Capital Share Transactions:
Shares sold	689,112	3,828,944
Shares redeemed	(831,973)	(289,757)
Net increase (decrease) from capital share transactions	(142,861)	3,539,187

* Commencement of operations.

1 Net of redemption fee proceeds of $8,092 and $15,277, respectively.

See accompanying Notes to Financial Statements.

10

Jubak Global Equity Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each Period.

	Six Months Ended	For the Period
	November 30, 2011	June 30, 2010* to
	(Unaudited)	May 31, 2011
Net asset value, beginning of period	$11.02	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(1.53)	1.00
Total from investment operations	(1.54)	1.01

Redemption fee proceeds	0.00 [2]	0.01

Net asset value, end of period	$9.48	$11.02

Total return	(13.97)%[3]	10.20%[3]

Ratios and Supplemental Data
Net assets, end of period (000's)	$32,200	$38,999

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.36%[4]	2.96%[4]
After fees waived and expenses absorbed	1.67%[4,5]	1.75%[4,5]
Ratio of net investment loss to average net assets
Before fees waived and expenses absorbed	(0.95)%[4]	(1.12)%[4]
After fees waived and expenses absorbed	(0.26)%[4]	0.09%[4]

Portfolio turnover rate	56%[3]	59%[3]

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3	Not annualized.
4	Annualized.
5	Effective July 1, 2011, the Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

11

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2011 (Unaudited)

Note 1 – Organization

Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 –Accounting Policies

The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

12

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2011 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended November 30, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Jubak Asset Management, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.20% of the Fund’s average daily net assets. Effective July 1, 2011, the Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excludes taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund.

13

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2011 (Unaudited)

For the six months ended November 30, 2011, the Advisor waived $113,988 of its advisory fees. The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred. The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred. At November 30, 2011, the amount of these potentially recoverable expenses was $325,411. The Advisor may recapture a portion of the following amounts no later than May 31 of the years stated below:

2014:	$211,423
2015:	$113,988

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended November 30, 2011, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At November 30, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$34,373,965

Gross unrealized appreciation	$1,567,280
Gross unrealized depreciation	(3,794,877)
Unrealized depreciation on foreign currency	(992)
Net unrealized depreciation on investments and foreign currency translations	$(2,228,589)

The difference between cost amounts for financial statement and federal income tax purposes is due to primarily to wash sale deferrals and passive foreign investment companies (“PFICs”).

At May 31, 2011, the Fund had net realized capital losses from transactions between November 1, 2010 and May 31, 2011 of $13,953 which for tax purposes, are deferred and will be recognized in fiscal year 2012.

14

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2011 (Unaudited)

As of May 31, 2011, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$184,678

Undistributed long-term capital gains	-

Tax accumulated earnings	184,678

Accumulated capital and other losses	(13,953)

Unrealized appreciation	1,059,731

Total accumulated earnings	$1,230,456

Note 5 - Investment Transactions

For the six months ended November 30, 2011, purchases and sales of investments, excluding short-term investments, were $17,951,352 and $16,920,489, respectively.

Note 6 - Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the six months ended November 30, 2011, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

15

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2011 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3** (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks
Consumer Discretionary	$2,944,721	$984,588	$-	$3,929,309
Consumer Staples	1,518,086	1,700,740	-	3,218,826
Energy	3,163,004	836,731	-	3,999,735
Financials	2,182,364	1,813,673	-	3,996,037
Health Care	130,250	815,288	-	945,538
Industrials	4,028,426	1,020,849	-	5,049,275
Information Technology	3,296,649	700,028	-	3,996,677
Materials	1,927,218	1,928,954	-	3,856,172
Short-Term Investments	3,154,799	-	-	3,154,799
Total Investments, at Value	$22,345,517	$9,800,851	$-	$32,146,368

*In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance $9,800,851 of investment securities were classified as level 2 instead of level 1. There were no transfers between levels as of the beginning and ending of the period.

16

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2011 (Unaudited)

**The fund did not hold any level 3 securities at November 30, 2011.

Note 9 – Improving Disclosures about Fair Value Measurements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations. Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract. The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$). As a result, the relative strength of the US$ may be an important factor in the performance of the Fund. For the period ended November 30, 2011, the Fund did not enter into any forward contracts.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred subsequent to the date of issuance of the Fund’s financial statements.

17

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on September 21-22, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Jubak Asset Management, LLC (the “Investment Advisor”) with respect to the Jubak Global Equity Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. The Board considered a presentation made by representatives of the Investment Advisor at the meeting as well as information reviewed by the Board during the year at other Board and committee meetings. Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of the Fund compared with returns of the MSCI AC World Index for the three-month, year-to-date and one-year periods ended August 31, 2011, and with a select group of comparable funds selected by MFAC (the “Peer Group”) for the three-month, year-to-date and one-year periods ended July 31, 2011. With respect to the performance results of the Fund, the Board noted that the materials they reviewed indicated that the annualized total returns of the Fund were below the returns of the MSCI AC World Index for the three-month and year-to-date periods, and were below the average returns of the Peer Group funds for the three-month, year-to-date and one-year periods. In considering the Fund’s performance results, the Board noted the Fund had commenced operations during a volatile market and had a relatively short performance history. The Trustees also considered the Investment Advisor’s investment thesis and its belief that the Fund was positioned well for an upswing in the market, when such an upswing occurs.

The Board considered the overall quality of services provided by Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, the commitment of the Investment Advisor to the Fund’s growth, and the Investment Advisor’s compliance structure and compliance procedures. Based on its review, the Board and the Independent Trustees concluded that the Investment Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Advisory Agreement. The Board and the Independent Trustees also concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to the Fund were satisfactory.

18

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fee and Expense Ratio

With respect to the advisory fees and total expenses paid by the Fund, the Board noted the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) and the total expenses paid by the Fund (net of fee waivers by the Investment Advisor) were higher than the Fund’s Peer Group averages. The Board noted, however, that the Investment Advisor had waived its entire advisory fee with respect to the Fund for the fiscal year ended May 31, 2011, because of the Fund’s low asset levels, and that effective July 1, 2011, the Investment Advisor had decreased the Fund’s annual expense cap from 1.75% to 1.65% of the Fund’s average daily net assets. The Board noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client. The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Fund.

Profitability and Economies of Scale

The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund, noting that the Investment Advisor had realized no profits with respect to the Fund in the last fiscal year. The Board also considered the benefits received by the Investment Advisor as a result of the Investment Advisor’s relationship with the Fund, including investment advisory fees paid to the Investment Advisor and the intangible benefits of any favorable publicity arising in connection with the Fund’s performance. They also noted that although there were no advisory fee breakpoints, the asset levels of the Fund were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

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Jubak Global Equity Fund

a series of the Investment Managers Series Trust

Investment Advisor

Jubak Asset Management, LLC

9 W. 57th Street, 26th Floor

New York, NY 10019

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration Corporation

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

Distributor

Grand Distribution Services, LLC

803 West Michigan Street

Milwaukee, Wisconsin 53233-2301

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FUND INFORMATION

	TICKER	CUSIP
Jubak Global Equity Fund	JUBAX	461 418 691

Privacy Principles of the Jubak Global Equity Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Jubak Global Equity Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 88JUBAK (58225) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 88JUBAK (58225) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov or by calling the Fund at (888) 88JUBAK (58225). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Jubak Global Equity Fund

c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

Toll Free: 1-888-88JUBAK (58225)

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

22

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

23

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 31, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 31, 2012

24